COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13 — COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Company and its affiliates are parties to various legal actions arising in the ordinary course of business. Although Sichuan Wetouch and Hong Kong Wetouch, the previous subsidiaries of the Company, and our former Chairman and director Mr. Guangde Cai were named as defendants in several litigation matters, as of the date of this report, all such matters have been settled and Sichuan Wetouch, Hong Kong Wetouch and Mr. Guangde Cai were unconditionally and fully discharged and released therefrom (See Item 13- Legal Proceedings). Accordingly, there are no pending material legal proceedings against the Company.

Please also refer to NOTE 13 - commitments and of our 2023 10K-Annual report for year ending December 31, 2022 filed on April 17, 2023.

Capital expenditure commitment

On December 20, 2021, the Company entered into a contract with Shenzhen Municipal Haoyutuo Decoration & Cleaning Engineering Company Limited to purchase a facility decoration contract of RMB20.0 million (equivalent to US$3.1 million). As of June 30, 2023, the Company has prepaid RMB15.0 million (equivalent to US$2.1 million) and recorded as construction in progress (see Note 5) and had a remaining balance of RMB5.0 million (equivalent to US$0.7 million) to be paid by the end of 2023.

NOTE 13 — COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Company and its affiliates are parties to various legal actions arising in the ordinary course of business. Although Sichuan Wetouch and Hong Kong Wetouch, the previous subsidiaries of the Company, and our former Chairman and director Mr. Guangde Cai were named as defendants in several litigation matters, as of the date of this report, all such matters have been settled and Sichuan Wetouch, Hong Kong Wetouch and Mr. Guangde Cai were unconditionally and fully discharged and released therefrom (See Item 13- Legal Proceedings). Accordingly, there are no pending material legal proceedings against the Company.

i)	An equity dispute case with Yunqing Su with a disputed amount of RMB1,318,604 (equivalent to $191,180)

On June 22, 2017, Yunqing Su, a former shareholder, entered an Equity Investment Agreement with Sichuan Wetouch and Guangde Cai, agreed that Yunqing Su would invest RMB1 million (equivalent to $149,853) to purchase 370,370.37 original listed shares of the target company, and provided for the exit mechanism in the agreement. However, the target company failed to be listed prior to December 31, 2017 as agreed. On June 22, 2017, Guangde Cai and Yunqing Su entered into a supplementary agreement, pursuant to which Guangde Cai shall repurchase all of Yunqing Su’s equity interest and pay the interest. Sichuan Wetouch repaid Yunqing Su the interest of RMB220,000 (equivalent to $32,968) and the principal of RMB128,000 (equivalent to $19,181) in November 2018. The repayment period set forth in the supplementary agreement expired, but Sichuan Wetouch and Guangde Cai failed to pay the principal and interest owed to Yunqing Su. Yunqing Su sued Sichuan Wetouch and Guangde Cai to the Renshou County People’s Court of Sichuan Province, and the case was filed on February 9, 2022.

On May 9, 2022, pursuant to a civil mediation statement issued by the Renshou County People’s Court of Sichuan Province, Sichuan Wetouch and Guangde Cai agreed to repay Yunqing Su the principal and interest in the total amount of RMB 1,318,604 (equivalent to $191,180). Sichuan Wetouch fully paid the aforesaid amount on March 15, 2023.

ii)	Legal case with Chengdu SME Credit Guarantee Co., Ltd. on a court acceptance fee of RMB338,418 (equivalent to $49,066)

On July 5, 2013, Sichuan Wetouch obtained a one-year loan of RMB60.0 million (equivalent to $9.8 million) from Bank of Chengdu, at an annual interest rate of 8.61%. Chengdu SME Credit Guarantee Co., Ltd (“Chengdu SME”), a third party, provided a 70% guarantee and Bank of Chengdu retained 30% of the risk, while Chengdu Wetouch and Mr. Guangde Cai provided joint and several liability guarantee for 100% of the loan.

On July 31, 2014, Sichuan Wetouch repaid RMB5.0 million (equivalent to $0.8 million). The remaining loan of RMB55.0 million (equivalent to $8.9 million) was twice extended to be due on August 22, 2018. Upon the loan becoming due, but unpaid by the Company, Chengdu SME paid the outstanding balance of RMB55 million (equivalent to $8.9 million) to Bank of Chengdu. The Company subsequently repaid RMB55 million (equivalent to $8.0 million) to Chengdu SME; however, Chengdu SME filed two separate lawsuits against the Company to recover loan default penalties from the Company. The loan default penalties were (a) RMB5.8 million (equivalent to $0.8 million) related to the 30% of the remaining loan balance repaid by Chengdu SME and (b) RMB6.0 million (equivalent to $0.9 million) related to the 70% of the remaining loan balance repaid by Chengdu SME. During the year ended December 31, 2017, the Company recorded loan default penalties, and related liabilities, of $1.7 million.

Chengdu SME applied to the Chengdu High-tech Court for enforcement for the above-mentioned loan default penalties of RMB5.8 million (equivalent to $0.8 million) and RMB6.0 million (equivalent to $0.9 million) on December 30, 2018. On March 12, 2020, the Enforcement Settlement Agreement issued by the Chengdu High-tech Court confirmed that Sichuan Wetouch still owed RMB5.8 million (equivalent to $0.8 million) and RMB6.0 million (equivalent to $0.9 million) of loan default penalties. The agreement did not specify which party shall pay the court fee.

On September 16, 2020, Sichuan Wetouch made a full repayment of RMB11.8 million (equivalent to $1.7 million) of the above loan default penalties to Chengdu SME.

On March 16, 2023, pursuant to an Enforcement Settlement Agreement entered among Chengdu SME, Sichuan Wetouch and Chengdu Wetouch, Chengdu Wetouch agreed to pay the court acceptance fee of RMB338,418 (equivalent to $49,066). On March 17, 2023, Chengdu Wetouch made a full payment of the above court fee to Chengdu SME.

iii)	Legal case with Zhuhai Hongguang Technology Co., Ltd on the total amount of RMB131,859 (equivalent to $19,118) for goods and liquidated damages

In September 2016, Sichuan Wetouch started purchasing components from Hongguang Technology Co., Ltd (“Hongguang Technology”) by sending a Purchase Order to Hongguang Technology and agreed to bear 20% of the breach of contract as liquidated damages. On November 30, 2021, Hongguang Technology filed a complaint with Renshou County People’s Court of Sichuan Province, requesting Sichuan Wetouch to pay RMB109,883.2 (equivalent to $16,466) in arrears and liquidated damages of RMB21,976.64 (equivalent to $3,293). Thereafter, the parties entered into a settlement agreement, pursuant to which Sichuan Wetouch agreed to pay the principal of outstanding payment and liquidated damages in the total amount of RMB 131,859 (equivalent to $19,118) on a lump-sum basis. Sichuan Wetouch paid the entire aforesaid amount to Hongguang Technology on February 16, 2022.

iv)	Legal case with Lifan Financial Leasing (Shanghai) Co., Ltd. and Sichuan Wetouch, Chengdu Wetouch, Meishan Wetouch and Xinjiang Wetouch Electronic Technology Co., Ltd. on a court acceptance fee of RMB RMB250,470 (equivalent to $36,315)

On November 20, 2014, Lifan Financial Lease (Shanghai) Co., Ltd. (“Lifan Financial”) and Chengdu Wetouch entered into a Financial Lease Contract (Sale and Leaseback), which stipulated that Lifan Financial shall lease the equipment to Chengdu Wetouch after the purchase of the production equipment owned by Chengdu Wetouch at a purchase price, the purchase price/lease principal shall be RMB20 million, the rental interest rate of the leased equipment shall be 8% per year, and the lease term shall be 24 months. Upon the expiration of the lease term, Lifan Financial shall transfer the leased property to Chengdu Wetouch or a third party designated by Chengdu Wetouch at the price of RMB0 after Chengdu Wetouch has fully fulfilled its obligations, including, without limitation, the payment of the rent, liquidated damages (if any) and other contractual obligations. Guangde Cai, Sichuan Wetouch, Meishan Wetouch and Xinjiang Wetouch Electronic Technology Co., Ltd. (“Xinjiang Wetouch”) provided Lifan Financial with joint and several liability guarantee.

On August 9, 2021, Lifan Financial filed a lawsuit against Chengdu Wetouch, Guangde Cai, Sichuan Wetouch, Meishan Wetouch and Xinjiang Wetouch to the Chengdu Intermediate People’s Court. The court ruled that: 1) the Financial Lease Contract (Sale and Leaseback) was terminated; 2) the leased property was owned by Lifan Financial; 3) Chengdu Wetouch shall pay Lifan Financial all outstanding rent and interest thereon in the total amount of RMB 22,905,807.12 as well as the difference between the liquidated damages and the value of the leased property recovered; etc.

The parties executed a settlement agreement on March 7, 2023, in which the parties confirmed that the outstanding payment of RMB 22,905,807.12 has been fully paid up on December 23, 2021 and the above cases have been settled. As for the court acceptance fees that were not previously agreed upon by the parties, Chengdu Wetouch agreed to pay the court acceptance fee of RMB 250,470 (equivalent to $36,315). Chengdu Wetouch paid the aforesaid fees to Lifan Financial on March 10, 2023.

v)	Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. on a court acceptance fee of RMB103,232 (equivalent to $14,967)

On March 19, 2014, Chengdu Wetouch, a related party, obtained a two and half-year loan of RMB15.0 million (equivalent to $2.2 million) from Chengdu Bank Co., Ltd. Gaoxin Branch (“Chengdu Bank Gaoxin Branch”) , with Chengdu Hi-tech Investment Group Co., Ltd. (“CDHT Investment”) acting as guarantor to pay off the loan principal and related interests, while Sichuan Wetouch and Hong Kong Wetouch as guarantors, were jointly and severally liable for such debts.

Upon the loan due in January 2017, Chengdu Wetouch defaulted the loan, thus, CDHT Investment filed a lawsuit against Chengdu Wetouch, Sichuan Wetouch, and Hong Kong Wetouch demanding a full repayment of such debts.

To support the local economic development as well as Chengdu Wetouch, two government-backed companies, Sichuan Renshou Shigao Tianfu Investment Co., Ltd. (“Sichuan Renshou”) and Renshou Tengyi Landscaping Co., Ltd. (“Renshou Tengyi”) provided their bank deposits of RMB 12.0 million (equivalent to $1.7 million) as pledge, while Mr. Guangde Cai and Sichuan Wetouch also provided counter-guarantee.

Upon the expiration of the guarantee, Chengdu Wetouch still defaulted on repayment of the above pledge. As a result, CDHT Investment levied this collateral of RMB12.0 million. On November 21, 2019. Subsequently, Sichuan Renshou and Renshou Tengyi filed with Chengdu Intermediate People’s Court a lawsuit demanding an asset recovery of RMB12.0 million (equivalent to $1.7 million) pursuant to the counter guarantee agreement.

On December 2, 2019, pursuant to the reconciling agreement issued by Chengdu Intermediate People’s Court, the parties agreed to cancel the demand to seize property of Sichuan Wetouch rather than the property of Chengdu Wetouch, and to waive freezing Guangde Cai’s 60% shareholding equity in Xinjiang Wetouch Electronic Technology Co., Ltd.

On October 9, 2020, pursuant to a settlement and release agreement, Sichuan Wetouch, Hong Kong Wetouch and Guangde Cai are fully discharged and released from any and all obligations under the outstanding debts, and from all liabilities under guarantee with Chengdu Wetouch being responsible for the outstanding debts by December 31, 2020.

On October 27, 2020, Chengdu Wetouch made a full payment of the above debts.

The settlement and release agreement did not specify which party shall pay the court acceptane fee. On March 10, 2023, pursuant to an enforcement settlement agreement entered among Sichuan Renshou, Renshou Tengyi, Sichuan Wetouch, Chengdu Wetouch, and other relevant parties, Sichuan Wetouch agreed to pay the court acceptance fee of RMB103,232 (equivalent to $14,967). On March 17, 2023, Chengdu Wetouch made a full payment of the above court fee to Sichuan Renshou.

vi)	Legal case with Chengdu High Investment Financing Guarantee Co. on a court acceptance fee of RMB250,000 (equivalent to $36,246)

On March 22, 2019, Chengdu High Investment Financing Guarantee Co., Ltd, (“Chengdu High Investment”) filed a lawsuit against Hong Kong Wetouch to the Chengdu Intermediate People’s Court, claiming that Hong Kong Wetouch should assume the guarantee liability for the debt payable by Chengdu Wetouch. On May 21, 2020, the court rendered a judgment ordering Hong Kong Wetouch to pay compensation of RMB17,467,042 (equivalent to $2,617,491), interest, liquidated damages, liquidated damages for late performance, etc.

On March 16, 2023, Chengdu Wetouch, Sichuan Wetouch and Chengdu High Investment entered into a settlement enforcement agreement, confirming that Chengdu High Investment had received RMB17,547,197.5 (equivalent to $2,629,503) on October 27, 2020, and the above case has been settled. As for the court acceptance fees that were not previously agreed upon by the parties, Chengdu Wetouch agreed to pay the court acceptance fee of RMB 250,000 (equivalent to $36,246). Chengdu Wetouch paid the aforesaid fees to Chengdu High Investment on March 20, 2023.

vii)	Legal case with Hubei Lai’en Optoelectronics Technology Co., Ltd. on a product payment of RMB157,714 (equivalent to $22,866)

Sichuan Wetouch purchased products from Hubei Lai’en Optoelectronics Technology Co., Ltd. (“Hubei Lai’en) multiple times from March to June 2019, but failed to pay the corresponding amount of RMB137,142.7 for the purchased products. On April 6, 2022, Hubei Lai’en filed a lawsuit against Sichuan Wetouch to the Renshou County People’s Court of Sichuan Province, requesting payment of overdue payment for the products and liquidated damages. On May 31, 2022, the Renshou County People’s Court rendered a judgment that Sichuan Wetouch shall pay Hubei Lai’en the price of goods of RMB137,143 and liquidated damages of RMB 20,571. Sichuan Wetouch paid the above amount to Hubei Lai’en on March 15, 2023.

viii)	Legal case with Shenzhen Helitong Technology Co., Ltd. on a product payment of RMB229,513 (equivalent to $34,393)

Sichuan Wetouch purchased products from Shenzhen Helitong Technology Co., Ltd. (“Shenzhen Helitong”) multiple times from January to June 2020, but failed to pay some of the purchase fee for the products. On October 21, 2021, Shenzhen Helitong filed a lawsuit against Sichuan Wetouch to the Renshou County People’s Court of Sichuan Province, requesting payment of overdue payment for the products and interests. On October 10, 2021, pursuant to a civil mediation letter issued by the Renshou County People’s Court, both parties agree that Sichuan Wetouch shall pay a total of RMB229,513 (equivalent to $34,393) to Shenzhen Helitong, and the other claims waived by Shenzhen Helitong. As of February 16, 2022, Sichuan Wetouch made a full payment of RMB229,513 (equivalent to $33,276) to Shenzhen Helitong.

ix)	Legal case with Xinjiang Weiyida Real Estate Development Co., Ltd on a loan payment of RMB17,318,625 (equivalent to $2,510,964)

Xinjiang Weiyida Real Estate Development Co., Ltd (“Weiyida Real Estate”) filed a lawsuit against Meishan Wetouch, Guangde Cai, Sichuan Wetouch, Xinjiang Wetouch, Sichuan Yitong Financing Guarantee Co., Ltd to the Renshou County People’s Court of Sichuan Province and applied for property preservation on February 14, 2022 with respect to the dispute over recovery right in connection with the loan agreement. The parties entered into a settlement agreement and agreed that Meishan Wetouch shall repay the principal of RMB$17,318,625 (equivalent to $2,595,250) and liquidated damages to Weiyida Real Estate in a lump sum. On March 14, 2022, Meishan Wetouch paid RMB$17,318,625 (equivalent to $2,510,964) to Weiyida Real Estate.

Capital expenditure commitment

On December 20, 2021, the Company entered into a contract with Shenzhen Municipal Haoyutuo Decoration & Cleaning Engineering Company Limited to purchase a facility decoration contract of RMB20.0 million (equivalent to US$3.1 million). As of December 31, 2022, the Company has prepaid RMB15.0 million (equivalent to US$2.2 million) and recorded as construction in progress (see Note 5) and had a remaining balance of RMB5.0 million (equivalent to US$0.7 million) to be paid by the end of 2023.